Shareholder's Equity (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 10, 2023	Jun. 30, 2024	Dec. 31, 2023		Jun. 26, 2024	Mar. 28, 2023	Dec. 31, 2022		Oct. 25, 2022
Shareholder’s Equity [Line Items]
Preferred shares, shares authorized		5,000,000	5,000,000				5,000,000
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Warrant expiration term		5 years
Gross proceeds percentage		60.00%	60.00%
Market value per share (in Dollars per share)		$ 9.2	$ 9.2
Issued price percentage		180.00%	180.00%
Trigger price per share (in Dollars per share)		$ 18
Warrant description (in Dollars per share)			$ 18
Class of warrant per share (in Dollars per share)			18
Warrant [Member]
Shareholder’s Equity [Line Items]
Class of warrant rights per share (in Dollars per share)		$ 0.01
Share price (in Dollars per share)						$ 11.5
Class of warrant per share (in Dollars per share)			$ 0.01
Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized		500,000,000	500,000,000				500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, issued		343,125	343,125
Ordinary shares, shares outstanding		343,125	343,125
Ordinary shares subject to possible redemption		5,750,000	5,750,000
Shares price per share (in Dollars per share)		$ 11.5	$ 11.5
Newly issued price per share (in Dollars per share)		$ 9.2
Share price (in Dollars per share)					$ 10
Share price per share (in Dollars per share)			$ 9.2
Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized		50,000,000	50,000,000	[1]			50,000,000	[1]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	[1]			$ 0.0001	[1]
Ordinary shares, issued		1,437,500	1,437,500	[1]			1,437,500	[1]	2,156,250
Ordinary shares, shares outstanding		1,437,500	1,437,500	[1]			1,437,500	[1]
Cancelled shares (in Dollars)	$ 718,750	$ 718,750
Ordinary shares held	718,750		718,750
Common Stock [Member]
Shareholder’s Equity [Line Items]
Share price (in Dollars per share)		$ 18
Warrant [Member]
Shareholder’s Equity [Line Items]
Issued price percentage		115.00%	115.00%
Warrant [Member] | Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Shares price per share (in Dollars per share)		$ 11.5	$ 11.5

[1]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.